Dec. 12, 2019
Emerging Markets Fixed Income Opportunities Portfolio
Emerging Markets Fixed Income Opportunities Portfolio

Summary Prospectus and
Prospectus Supplement

December 12, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 12, 2019 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2019

Emerging Markets Fixed Income Opportunities Portfolio
(the "Fund")

Effective close of business on December 31, 2019, the Fund's primary benchmark index will change to J.P. Morgan Emerging Markets Blended Index (JEMB)—Equal Weighted.
Please retain this supplement for future reference.